Employee Option Plans (Details) - Schedule of Sapiens' Stock-Based Compensation Activity - Sapiens [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens' Stock-Based Compensation Activity [Line Items]
Amount of options, Outstanding at beginning of year | shares	2,132,763
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 21.51
Weighted average remaining contractual life, Outstanding at beginning of year	3 years 3 months 18 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 5,531
Amount of options, Granted | shares	429,500
Weighted average exercise price, Granted | $ / shares	$ 21.09
Amount of options, Exercised | shares	(558,695)
Weighted average exercise price, Exercised | $ / shares	$ 9.54
Amount of options, Expired and forfeited | shares	(58,068)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 14.59
Amount of options, Outstanding at end of year | shares	1,945,500
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 24.52
Weighted average remaining contractual life, Outstanding at end of year	3 years 8 months 15 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 9,118
Amount of options, Exercisable at end of year | shares	796,425
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 24.78
Weighted average remaining contractual life, Exercisable at end of year	3 years 1 month 17 days
Aggregate intrinsic value, Exercisable at end of year | $	$ 3,604